BUSINESS COMBINATIONS (Details)	12 Months Ended				1 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2011 Shanggu CNY	Dec. 31, 2013 Shanggu USD ($)	Dec. 31, 2013 Shanggu CNY	Dec. 31, 2012 Shanggu CNY	Dec. 31, 2011 Shanggu CNY	Jun. 14, 2011 Shanggu CNY	Jun. 14, 2011 Shanggu Between 2014 and 2019	Jun. 14, 2011 Shanggu Brand name CNY	Jun. 14, 2011 Shanggu Customer relationships CNY	Dec. 31, 2013 Shanggu Customer relationships
BUSINESS COMBINATIONS
Equity interest acquired (as a percent)										55.00%	35.00%
Cash payment for acquisition					25,000,000
Purchase price allocation
Intangible assets acquired												45,214,000	13,811,000
Goodwill	13,803,000	83,559,000	103,943,000	114,698,000						128,705,000
Redeemable non-controlling interest										(67,185,000)
Non-controlling interest										(10,846,000)
Deferred tax liabilities										(14,756,000)
Total purchase consideration										94,943,000
Estimated useful life over which the recognized intangible assets are being amortized													7 years	7 years
Contingent consideration	900,000	5,600,000								69,943,000
Net change in fair value	3,646,000	22,069,000	11,989,000	25,716,000			22,200,000	10,500,000
Goodwill impairment	$ 3,367,000	20,384,000	10,755,000	30,614,000		$ 3,400,000	20,400,000	10,800,000	26,200,000